As filed with the U.S. Securities and Exchange Commission on 7/7/2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 01, 2020 through April 30, 2021

Updated May 5, 2021

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

April 30, 2021

Pacer American Energy Independence ETF *Ticker: USAI*

Pacer Salt High truBeta™ US Market ETF *Ticker: SLT*

Pacer Salt Low truBeta™ US Market ETF *Ticker: LSLT*

Pacer Swan SOS Conservative (December) ETF *Ticker: PSCX*

Pacer Swan SOS Moderate (December) ETF *Ticker: PSMD*

Pacer Swan SOS Flex (December) ETF *Ticker: PSFD*

Pacer Swan SOS Fund of Funds ETF *Ticker: PSFF*

Pacer Swan SOS Conservative (April) ETF *Ticker: PSCW*

Pacer Swan SOS Moderate (April) ETF *Ticker: PSMR*

Pacer Swan SOS Flex (April) ETF *Ticker: PSFM*

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2021

Pacer American Energy Independence ETF

Sector(a)	Percentage of Net Assets
Transportation and Warehousing	48.8%
Utilities	33.6%
Mining, Quarrying, and Oil and Gas Extraction	9.6%
Professional Scientific and Technical Services	4.1%
Real Estate and Rental and Leasing	2.0%
Wholesale Trade	0.7%
Retail Trade	0.5%
Short-Term Investments	0.7%
Investments Purchased With Proceeds From Securities Lending	9.5%
Other Assets in Excess of Liabilities	-9.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the American Energy Independence Index.

Pacer Salt High truBetaTM US Market ETF

Sector(a)	Percentage of Net Assets
Consumer Cyclical	27.1%
Technology	25.5%
Financial	13.8%
Communications	13.3%
Energy	6.1%
Consumer, Non-cyclical	5.7%
Industrial	5.1%
Basic Materials	3.2%
Short-Term Investments	0.2%
Investments Purchased With Proceeds From Securities Lending	22.5%
Liabilities in Excess of Other Assets	-22.5%
100.0%

(a)	The Fund may classify a company in a different category than the Salt High truBetaTM US Market Index.

Pacer Salt Low truBetaTM US Market ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-cyclical	37.5%
Utilities	18.3%
Financials	17.3%
Consumer Cyclical	7.0%
Communications	6.6%
Industrials	6.1%
Technology	4.8%
Basic Materials	2.0%
Short-Term Investments	0.3%
Investments Purchased With Proceeds From Securities Lending	23.4%
Liabilities in Excess of Other Assets	-23.3%
100.0%

(a)	The Fund may classify a company in a different category than the Salt Low truBetaTM US Market Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2021 (Continued)

Pacer Swan SOS Conservative (December) ETF

Sector	Percentage of Net Assets
Purchases Options	108.0%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	-8.6%
100.0%

Pacer Swan SOS Moderate (December) ETF

Sector	Percentage of Net Assets
Purchases Options	107.2%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	-7.8%
100.0%

Pacer Swan SOS Flex (December) ETF

Sector	Percentage of Net Assets
Purchases Options	104.5%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	-5.0%
100.0%

Pacer Swan SOS Fund of Funds ETF

Sector	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.3%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	0.0	%(a)
	100.0%

(a)	Less than 0.05%.

Pacer Swan SOS Conservative (April) ETF

Sector	Percentage of Net Assets
Purchases Options	105.0%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	-5.7%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2021 (Continued)

Pacer Swan SOS Moderate (April) ETF

Sector	Percentage of Net Assets
Purchases Options	105.9%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-6.7%
100.0%

Pacer Swan SOS Flex (April) ETF

Sector	Percentage of Net Assets
Purchases Options	105.3%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-6.1%
100.0%

Pacer American Energy Independence ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The American Energy Independence Total Return Index uses a proprietary, rules based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas). Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail, distribution, power generation or oil services. The Index may include small-, mid-, and large-capitalization companies.

The S&P 500 Index consists of approximately 500 leasing U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended April 30, 2021)

	Six Months	One Year	Since Inception(2)
Pacer American Energy Independence ETF - NAV	55.31%	59.87%	3.40%
Pacer American Energy Independence ETF - Market	56.18%	59.85%	3.55%
American Energy Independence Total Return Index (3)	57.01%	62.67%	4.69%
S&P 500 Total Return (3)	28.85%	45.98%	16.42%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is December 12, 2017. The Fund is the sucessor to the investment performance of the American Energy Independence ETF (the “Predecessor USAI”) as a result of the reorganization of the Predecessor USAI Fund into the Fund on December 16, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to December 16, 2019 is that of the Predecessor USAI Fund’s Shares for the Fund. The Predecessor USAI Fund was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Salt High truBetaTM US Market ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Salt High truBetaTM US Market Index uses an objective, rules-based methodology to measure the performance of an equal-weighted portfolio of approximately 100 large- and mid-capitalization U.S.-listed stocks with the highest forecasted systematic risk relative to the market (known as “beta”). Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Equity Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Companies in the Equity Universe are then screened to keep only the 500 stocks with the highest average daily traded value over the past 30 days. Those 500 stocks are then analyzed using a proprietary algorithm developed by the Index Provider to calculate each stock’s truBetaTM forecast, i.e., its projected beta for the subsequent quarter, and to eliminate stocks whose performance is weakly correlated with the broader U.S. equity market (the remaining securities are referred to as the “Index Universe”).

The S&P 500 Index consists of approximately 500 leasing U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended April 30, 2021)

	Six Months	One Year	Since Inception(2)
Pacer Salt High truBetaTM US Market ETF - NAV	44.72%	82.33%	19.95%
Pacer Salt High truBetaTM US Market ETF - Market	45.18%	81.75%	19.96%
Salt High truBetaTM US Market Index(3)	45.50%	83.72%	20.56%
S&P 500 Total Return (3)	28.85%	45.98%	17.96%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2021, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is May 15, 2018. The Fund is the successor to the investment performance of the Salt Low truBetaTM US Market ETF, as a result of the reorganization of the Salt Low truBetaTM US Market ETF into the Fund on October 5, 2020. In addition, the Salt Low truBetaTM US Market ETF was the successor to the investment performance of Salt Low truBetaTM US Market ETF, a series of Salt Funds Trust, as a result of the reorganization of the series of Salt Funds Trust into a series of ETF Series Solutions that occurred on December 16, 2019 (together, the “Predecessor SLT”). Accordingly, any performance information for periods prior to October 5, 2020 is that of the series of ETF Series Solutions; any performance for periods prior to December 16, 2019 is that of the series of Salt Funds Trust. The Predecessor SLT Fund was advised by Salt Financial, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Salt Low truBetaTM US Market ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 12, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Salt Low truBetaTM US Market Index uses a an objective, rules-based methodology to to measure the performance of an equal-weighted portfolio of approximately 100 large and mid-capitalization U.S.-listed stocks with the lowest levels of variability in their historical beta calculations (“Beta Variability”) and forecasted beta of less than 1.00. “Beta” is a calculation of an investment’s systematic risk relative to the market. Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Equity Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Companies in the Equity Universe are then screened to keep only the 500 stocks with the highest average daily traded value over the past 30 days. The remaining stocks (the “Index Universe”) are analyzed using a proprietary algorithm developed by the Index Provider to calculate each stock’s truBeta forecast, i.e., its projected beta for the subsequent quarter.

The S&P 500 Index consists of approximately 500 leasing U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended April 30, 2021)

	Six Months	One Year	Since Inception(2)
Pacer Salt Low truBetaTM US Market ETF - NAV	17.37%	25.53%	12.83%
Pacer Salt Low truBetaTM US Market ETF - Market	17.63%	25.26%	12.76%
Salt Low truBetaTM US Market Index(3)	17.76%	26.18%	13.09%
S&P 500 Total Return (3)	28.85%	45.98%	23.06%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2021, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is March 12, 2019. The Fund is the successor to the Salt Low truBetaTM US Market ETF, a series of ETF Series Solutions, as a result of the reorganization of the Salt Low truBetaTM US Market ETF into the Fund on October 2, 2020. In addition, the Salt Low truBetaTM US Market ETF was the successor to the investment performance of Salt Low truBetaTM US Market ETF, a series of Salt Funds Trust, as a result of the reorganization of the series of Salt Funds Trust into a series of ETF Series Solutions that occurred on December 16, 2019 (together, the “Predecessor LSLT”). The Predecessor LSLT Fund commenced operations on March 12, 2019. Accordingly, any performance information for periods prior to October 2, 2020 is that of the series of ETF Series Solutions; any performance for periods prior to December 16, 2019 is that of the series of Salt Funds Trust. The Predecessor SLT Fund was advised by Salt Financial, LLC and sub-advised by Penserra Capital Management, LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (December) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (December) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.92% (before fees and expenses of the Fund) and 9.17% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December 22, 2020 to December 17, 2021.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended April 30, 2021)

Since Inception(2)
Pacer Swan SOS Conservative (December) ETF - NAV	4.98%
Pacer Swan SOS Conservative (December) ETF - Market	5.17%
S&P 500 Index (3)	13.96%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (December) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (December) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.25% (before fees and expenses of the Fund) and 11.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from December 22, 2020 to December 17, 2021.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended April 30, 2021)

Since Inception(2)
Pacer Swan SOS Moderate (December) ETF - NAV	6.50%
Pacer Swan SOS Moderate (December) ETF - Market	6.64%
S&P 500 Index (3)	13.96%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (December) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (December) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 18.52% (before fees and expenses of the Fund) and 17.17% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December 22, 2020 to December 17, 2021.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended April 30, 2021)

Since Inception(2)
Pacer Swan SOS Flex (December) ETF - NAV	9.56%
Pacer Swan SOS Flex (December) ETF - Market	9.57%
S&P 500 Index (3)	13.96%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended April 30, 2021)

Since Inception(2)
Pacer Swan SOS Fund of Funds ETF - NAV	6.34%
Pacer Swan SOS Fund of Funds ETF - Market	6.55%
S&P 500 Index (3)	12.73%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.93%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 29, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended April 30, 2021)

Since Inception(2)
Pacer Swan SOS Conservative (April) ETF - NAV	1.85%
Pacer Swan SOS Conservative (April) ETF - Market	1.96%
S&P 500 Index (3)	5.34%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented April 1, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended April 30, 2021)

Since Inception(2)
Pacer Swan SOS Moderate (April) ETF - NAV	2.21%
Pacer Swan SOS Moderate (April) ETF - Market	2.19%
S&P 500 Index (3)	5.34%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented April 1, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended April 30, 2021)

Since Inception(2)
Pacer Swan SOS Flex (April) ETF - NAV	3.42%
Pacer Swan SOS Flex (April) ETF - Market	3.33%
S&P 500 Index (3)	5.34%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented April 1, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2021 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Expenses Paid During Period(a)
Pacer American Energy Independence ETF
Actual	0.75%	$ 1,000.00	$ 1,553.10	$ 4.75
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Salt High truBetaTM US Market ETF
Actual	0.60%	$ 1,000.00	$ 1,447.20	$ 3.64
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.82	$ 3.01
Pacer Salt Low truBetaTM US Market ETF
Actual	0.60%	$ 1,000.00	$ 1,173.70	$ 3.23
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.82	$ 3.01

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2021 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 12/22/20(a)	Ending Account Value 04/30/21	Expenses Paid During Period(a)
Pacer Swan SOS Conservative (December) ETF
Actual	0.75%	$ 1,000.00	$ 1,049.80	$ 2.72(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76(c)
Pacer Swan SOS Moderate (December) ETF
Actual	0.75%	$ 1,000.00	$ 1,065.00	$ 2.74(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76(c)
Pacer Swan SOS Flex (December) ETF
Actual	0.75%	$ 1,000.00	$ 1,095.60	$ 2.78(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (129) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(d)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 12/29/20(a)	Ending Account Value 04/30/21	Expenses Paid During Period(a)
Pacer Swan SOS Fund of Funds ETF
Actual	0.18%	$ 1,000.00	$ 1,063.40	$ 0.62(b)
Hypothetical(d)	0.18%	$ 1,000.00	$ 1,023.9	$ 0.90(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (122) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(d)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 03/31/21(a)	Ending Account Value 04/30/21	Expenses Paid During Period(a)
Pacer Swan SOS Conservative (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,018.50	$ 0.62(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76(c)
Pacer Swan SOS Moderate (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,022.10	$ 0.62(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76(c)
Pacer Swan SOS Flex (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,034.20	$ 0.63(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (30) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(d)	Assumes 5% return before expenses.

Pacer American Energy Independence ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 74.9%

Investment Companies — 2.0%
Altus Midstream Co.	6,609	$396,540

Oil & Gas — 1.7%
Tellurian, Inc. (a)	156,537	346,729

Oil & Gas Services — 2.0%
Archrock, Inc.	43,411	405,459

Pipelines — 69.2% (d)
Antero Midstream Corp.	55,618	480,539
Cheniere Energy, Inc. (a)	11,130	862,797
Enbridge, Inc.	37,499	1,446,388
Equitrans Midstream Corp.	66,055	539,009
Gibson Energy, Inc.	27,767	507,155
Hess Midstream LP	17,364	387,738
Inter Pipeline Ltd.	48,328	704,583
Keyera Corp.	29,115	665,844
Kinder Morgan, Inc.	86,214	1,469,949
New Fortress Energy, Inc.	7,779	330,763
ONEOK, Inc. (b)	28,520	1,492,737
Pembina Pipeline Corp.	27,968	863,284
Plains GP Holdings LP	48,707	456,872
Targa Resources Corp. (b)	24,051	834,329
TC Energy Corp.	29,899	1,479,200
Williams Cos., Inc. (b)	58,935	1,435,657
		13,956,844
TOTAL COMMON STOCKS (Cost $12,529,344)		15,105,572

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 24.4%

Gas — 1.0%
Western Midstream Partners LP	9,903	194,495

Pipelines — 23.4%
Crestwood Equity Partners LP	3,189	97,105
Energy Transfer LP	103,490	891,049
EnLink Midstream LLC	94,609	438,039
Enterprise Products Partners LP	60,610	1,394,636
Genesis Energy LP	7,484	68,778
Holly Energy Partners LP	3,159	64,665
Magellan Midstream Partners LP	11,056	517,089
MPLX LP	17,516	472,757
NuStar Energy LP	5,773	110,611
PBF Logistics LP	2,535	39,039
Phillips 66 Partners LP	3,439	118,817
Rattler Midstream LP	34,586	392,551

	Shares	Value
Pipelines — 23.4% (Continued)
Shell Midstream Partners LP	7,249	$111,852
		4,716,988
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $4,076,970)		4,911,483

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%

Money Market Deposit Accounts — 0.7%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$133,573	133,573
TOTAL SHORT-TERM INVESTMENTS (Cost $133,573)		133,573

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.110% (c)	1,925,172	1,925,172
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,925,172)		1,925,172

Total Investments (Cost $18,665,059) — 109.5%		22,075,800
Liabilities in Excess of Other Assets — (9.5)%		(1,907,832)
TOTAL NET ASSETS — 100.0%		$20,167,968

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2021. The total value of securities on loan is $1,856,916 or 9.2% of net assets.
(c)	The rate shown is as of April 30, 2021.
(d)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%

Aerospace/Defense — 1.9%
Howmet Aerospace, Inc. (a)	3,946	$126,114
The Boeing Co. (a) (b)	460	107,783
		233,897
Airlines — 3.8%
Alaska Air Group, Inc. (a)	1,826	126,249
Delta Air Lines, Inc. (a)	2,499	117,253
JetBlue Airways Corp. (a)	5,799	118,068
United Airlines Holdings, Inc. (a)	2,110	114,784
		476,354
Apparel — 1.1%
Tapestry, Inc.	2,791	133,549

Auto Manufacturers — 2.0%
General Motors Co.	2,101	120,219
Tesla Motors, Inc. (a) (b)	183	129,828
		250,047
Banks — 1.0%
First Horizon Corp.	7,054	129,018

Biotechnology — 0.9%
Iovance Biotherapeutics, Inc. (a)	3,589	112,838

Building Materials — 2.3%
Builders FirstSource, Inc. (a)	2,667	129,803
Louisiana-Pacific Corp. (b)	2,371	156,201
		286,004
Chemicals — 2.1%
Albemarle Corp.	792	133,191
Mosaic Co.	3,750	131,925
		265,116
Commercial Services — 3.1%
Chegg, Inc. (a)	1,396	126,101
PayPal Holdings, Inc. (a)	498	130,620
Square, Inc. - Class A (a) (b)	513	125,593
		382,314
Computers — 2.0%
Pure Storage, Inc. (a) (b)	5,557	112,363
Western Digital Corp. (b)	1,818	128,405
		240,768
Diversified Financial Services — 4.3%
Capital One Financial Corp.	941	140,284
Discover Financial Services	1,214	138,396
Invesco Ltd.	4,842	130,734
Synchrony Financial	2,912	127,371
		536,785
Electronics — 1.0%
II-VI, Inc. (a) (b)	1,742	116,958

	Shares	Value
Energy-Alternate Sources — 3.1%
Enphase Energy, Inc. (a)	716	$99,703
First Solar, Inc. (a) (b)	1,519	116,249
Plug Power, Inc. (a)	2,635	75,124
Sunrun, Inc. (a) (b)	1,996	97,804
		388,880
Entertainment — 3.4%
Caesars Entertainment, Inc. (a) (b)	1,241	121,419
DraftKings, Inc. - Class A (a) (b)	1,736	98,362
Live Nation Entertainment, Inc. (a)	1,420	116,269
Penn National Gaming, Inc. (a)	955	85,110
		421,160
Healthcare-Services — 1.7%
Invitae Corp. (a) (b)	2,916	101,768
Teladoc Health, Inc. (a)	629	108,408
		210,176
Home Builders — 4.8%
DR Horton, Inc.	1,547	152,055
Lennar Corp. - Class A (b)	1,416	146,697
PulteGroup, Inc.	2,597	153,535
Toll Brothers, Inc. (b)	2,243	140,636
		592,923
Home Furnishings — 1.0%
Tempur Sealy International, Inc.	3,279	125,061

Insurance — 5.4%
Athene Holding Ltd. (a)	2,483	148,160
Lincoln National Corp.	1,982	127,106
MGIC Investment Corp.	9,475	144,399
Radian Group, Inc.	5,380	132,563
Unum Group	4,284	121,066
		673,294
Internet — 11.2%
Anaplan, Inc. (a)	2,101	125,325
Chewy, Inc. - Class A (a) (b)	1,454	115,913
Etsy, Inc. (a)	558	110,925
Expedia Group, Inc.	713	125,652
Lyft, Inc. - Class A (a)	1,876	104,418
Match Group, Inc. (a)	812	126,371
Pinterest, Inc. - Class A (a) (b)	1,735	115,152
Roku, Inc. (a)	346	118,668
Snap, Inc. - Class A (a) (b)	1,986	122,774
Twitter, Inc. (a)	1,828	100,942
Wayfair, Inc. - Class A (a) (b)	394	116,455
Zillow Group, Inc. - Class C (a)	826	107,479
		1,390,074
Leisure Time — 3.8%
Carnival Corp. (a) (b)	4,374	122,297
Norwegian Cruise Line Holdings Ltd. (a) (b)	4,051	125,784

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)

Leisure Time — 3.8% (Continued)
Peloton Interactive, Inc. - Class A (a)	1,116	$109,759
Royal Caribbean Cruises Ltd.	1,312	114,078
		471,918
Lodging — 3.0%
Marriott International, Inc. (a)	829	123,123
MGM Resorts International	3,191	129,937
Wynn Resorts Ltd. (a)	907	116,459
		369,519
Media — 1.2%
DISH Network Corp. - Class A (a)	3,340	149,599

Mining — 1.0%
Freeport-McMoRan, Inc.	3,324	125,348

Oil & Gas — 1.0%
Marathon Petroleum Corp.	2,156	119,981

Oil & Gas Services — 0.9%
Schlumberger Ltd.	4,292	116,099

Pipelines — 1.0%
ONEOK, Inc.	2,413	126,296

Real Estate — 1.0%
Redfin Corp. (a)	1,669	118,132

Retail — 4.2%
Carvana Co. (a) (b)	434	123,803
Dick’s Sporting Goods, Inc. (b)	1,646	135,927
L Brands, Inc. (a)	2,046	134,831
The Gap, Inc.	3,845	127,269
		521,830
Semiconductors — 13.8%
Advanced Micro Devices, Inc. (a)	1,531	124,960
Applied Materials, Inc.	1,088	144,388
Cree, Inc. (a) (b)	1,131	112,444
KLA Corp.	423	133,393
Lam Research Corp.	237	147,047
Microchip Technology, Inc.	840	126,244
Micron Technology, Inc. (a)	1,418	122,047

	Shares	Value
Semiconductors — 13.8% (Continued)
NVIDIA Corp.	238	$142,890
ON Semiconductor Corp. (a)	3,236	126,204
Qorvo, Inc. (a)	721	135,671
Skyworks Solutions, Inc.	720	130,558
Teradyne, Inc.	1,098	137,338
Xilinx, Inc.	992	126,936
		1,710,120
Software — 9.8%
Alteryx, Inc. - Class A (a)	1,455	118,947
Bill.com Holdings, Inc. (a)	773	119,529
Ceridian HCM Holding, Inc. (a)	1,429	135,012
Dynatrace, Inc. (a)	2,361	122,866
Elastic NV (a)	1,071	129,184
Fastly, Inc. - Class A (a) (b)	1,656	105,769
Nutanix, Inc. - Class A (a)	4,545	122,897
Snowflake, Inc. (a)	541	125,290
Twilio, Inc. - Class A (a) (b)	337	123,949
Zoom Video Communications, Inc. - Class A (a)	359	114,726
		1,218,169
Telecommunications — 0.9%
Iridium Communications, Inc. (a)	3,003	114,084
TOTAL COMMON STOCKS (Cost $11,004,357)		12,126,311

REAL ESTATE INVESTMENT TRUSTS — 2.1%
New Residential Investment Corp.	11,390	122,101
Weyerhaeuser Co.	3,469	134,493
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $215,917)		256,594

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$27,128	27,128
TOTAL SHORT-TERM INVESTMENTS (Cost $27,128)		27,128

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 22.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.110% (c)	2,796,987	$2,796,987
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,796,987)		2,796,987

Total Investments (Cost $14,044,389) — 122.5%		15,207,020
Liabilities in Excess of Other Assets — (22.5)%		(2,797,448)
TOTAL NET ASSETS — 100.0%		$12,409,572

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2021. The total value of securities on loan is $2,687,980 or 21.7% of net assets.
(c)	The rate shown is as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Salt Low truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 90.3%

Aerospace/Defense — 1.0%
General Dynamics Corp.	326	$62,015

Agriculture — 2.9%
Altria Group, Inc.	1,180	56,345
Archer-Daniels-Midland Co.	982	61,994
Philip Morris International, Inc.	652	61,940
		180,279
Apparel — 0.9%
NIKE, Inc. - Class B	406	53,844

Auto Parts & Equipment — 0.9%
Gentex Corp.	1,554	54,670

Banks — 1.0%
The Bank of New York Mellon Corp. (a)	1,228	61,252

Beverages — 5.1%
Brown-Forman Corp. - Class B	804	61,329
Keurig Dr Pepper, Inc.	1,724	61,805
Molson Coors Brewing Co. - Class B	1,230	67,589
PepsiCo, Inc.	432	62,277
The Coca-Cola Co.	1,144	61,753
		314,753
Biotechnology — 1.0%
Amgen, Inc. (a)	250	59,910

Chemicals — 2.0%
Air Products & Chemicals, Inc.	210	60,581
Ecolab, Inc.	268	60,064
		120,645
Commercial Services — 2.1%
Rollins, Inc. (a)	1,736	64,718
Service Corp. International	1,192	63,700
		128,418
Cosmetics/Personal Care — 3.0%
Colgate-Palmolive Co.	772	62,300
Estee Lauder Cos., Inc.	202	63,388
The Procter & Gamble Co.	452	60,306
		185,994
Distribution/Wholesale — 1.1%
Copart, Inc. (b)	524	65,243

Diversified Finan Serv — 2.8%
CME Group, Inc.	278	56,153
Intercontinental Exchange, Inc.	496	58,384
The Western Union Co.	2,352	60,588
		175,125

	Shares	Value
Electric — 18.3%
Alliant Energy Corp.	1,122	$63,023
Ameren Corp.	742	62,951
American Electric Power Co., Inc. (a)	708	62,807
CMS Energy Corp.	996	64,132
Consolidated Edison, Inc.	806	62,392
Dominion Energy, Inc. (a)	780	62,322
Duke Energy Corp.	624	62,830
Edison International	986	58,618
Evergy, Inc.	994	63,586
Eversource Energy	704	60,699
Exelon Corp.	1,346	60,489
FirstEnergy Corp.	1,650	62,568
Pinnacle West Capital Corp. (a)	738	62,472
PPL Corp.	2,072	60,357
Public Service Enterprise Group, Inc. (a)	998	63,034
Southern Co.	964	63,788
WEC Energy Group, Inc. (a)	646	62,772
Xcel Energy, Inc. (a)	922	65,739
		1,124,579
Environmental Control — 2.1%
Republic Services, Inc.	600	63,780
Waste Management, Inc.	476	65,674
		129,454
Food — 7.6%
Campbell Soup Co.	1,200	57,300
Conagra Brands, Inc.	1,548	57,415
General Mills, Inc. (a)	974	59,278
Hormel Foods Corp.	1,182	54,608
Kellogg Co. (a)	948	59,174
Mondelez International, Inc.	1,012	61,540
The Hershey Co.	379	62,270
The Kroger Co.	1,618	59,122
		470,707
Healthcare-Products — 5.2%
Baxter International, Inc.	734	62,896
Danaher Corp. (a)	272	69,072
Edwards Lifesciences Corp. (b)	696	66,482
Medtronic PLC	488	63,889
ResMed, Inc.	310	58,271
		320,610
Healthcare-Services — 1.0%
UnitedHealth Group, Inc. (a)	160	63,808

Household Products/Wares — 2.8%
Church & Dwight Co., Inc. (a)	694	59,504
Kimberly-Clark Corp.	432	57,594
The Clorox Co. (a)	302	55,115
		172,213

The accompanying notes are an integral part of the financial statements.

Pacer Salt Low truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 90.3% (Continued)

Insurance — 4.2%
Brown & Brown, Inc.	1,232	$65,518
Marsh & McLennan Cos., Inc.	488	66,222
The Allstate Corp.	492	62,385
The Progressive Corp. (a)	614	61,854
		255,979
Media — 1.8%
Comcast Corp. - Class A	1,008	56,599
The New York Times Co. - Class A	1,136	51,586
		108,185
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	946	59,049
CVS Health Corp.	782	59,745
Eli Lilly & Co. (a)	274	50,079
Johnson & Johnson	358	58,257
Merck & Co., Inc.	768	57,216
Pfizer, Inc.	1,664	64,314
Zoetis, Inc.	372	64,367
		413,027
Retail — 4.2%
Costco Wholesale Corp.	174	64,744
Dollar General Corp.	302	64,854
McDonald’s Corp.	274	64,686
Yum! Brands, Inc. (a)	548	65,497
		259,781
Software — 4.8%
Akamai Technologies, Inc. (a) (b)	590	64,133
Black Knight, Inc. (b)	756	54,749
Citrix Systems, Inc.	434	53,751
Fidelity National Information Services, Inc.	394	60,243
Oracle Corp.	856	64,876
		297,752
Telecommunications — 4.9%
AT&T, Inc.	1,928	60,559
Cisco Systems, Inc. (a)	1,174	59,768
Motorola Solutions, Inc.	322	60,633

	Shares	Value
Telecommunications — 4.9% (Continued)
T-Mobile US, Inc. (a) (b)	457	$60,383
Verizon Communications, Inc.	1,038	59,986
		301,329
Transportation — 2.9%
Expeditors International of Washington, Inc.	569	62,511
Knight-Swift Transportation Holdings, Inc.	1,250	58,900
Union Pacific Corp.	270	59,964
		181,375
TOTAL COMMON STOCKS (Cost $4,864,580)		5,560,947

REAL ESTATE INVESTMENT TRUSTS — 9.3%
AGNC Investment Corp. (a)	3,494	62,647
American Campus Communities, Inc.	1,312	59,315
American Homes 4 Rent - Class A	1,788	66,228
Crown Castle International Corp. (a)	360	68,062
CubeSmart	1,510	63,933
Digital Realty Trust, Inc.	426	65,736
Duke Realty Corp.	1,412	65,686
Equity Residential (a)	778	57,751
Lexington Realty Trust	5,020	61,445
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $451,313)		570,803

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Account — 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$17,243	17,243
TOTAL SHORT-TERM INVESTMENTS (Cost $17,243)		17,243

The accompanying notes are an integral part of the financial statements.

Pacer Salt Low truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 23.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.110% (c)	1,438,035	$1,438,035
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,438,035)		1,438,035

Total Investments (Cost $6,771,171) — 123.3%		7,587,028
Liabilities in Excess of Other Assets — (23.3)%		(1,432,726)
TOTAL NET ASSETS — 100.0%		$6,154,302

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2021. The total value of securities on loan is $1,406,129 or 22.8% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (December) ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 108.0% (a)(b)

CALL OPTIONS — 105.6%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $5.51	56	$2,336,880	$2,280,091
			2,280,091
PUT OPTIONS — 2.4%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $348.88	56	2,336,880	50,599
			50,599
TOTAL PURCHASED OPTIONS (Cost $2,194,392)			2,330,690

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$12,517		12,517
TOTAL SHORT-TERM INVESTMENTS (Cost $12,517)			12,517

Total Investments (Cost $2,206,909) — 108.6%			2,343,207
Liabilities in Excess of Other Assets — (8.6)%			(184,742)
TOTAL NET ASSETS — 100.0%			$2,158,465

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	The rate shown is as of April 30, 2021.

SCHEDULES OF OPTIONS WRITTEN — (8.7%) (a)

Description	Contracts	Notional Amount	Value
Call Options Written — (8.1%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $403.67	56	$(2,336,880)	$(175,023)
			(175,023)
Put Options Written — (0.6%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $257.07	56	(2,336,880)	(11,838)
Total Options Written (Premiums Received $131,019)			(11,838)
			$(186,861)

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (December) ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 107.2% (a)(b)

CALL OPTIONS — 104.1%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $5.55	112	$4,673,760	$4,559,737
			4,559,737
PUT OPTIONS — 3.1%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $367.28	112	4,673,760	133,415
			133,415
TOTAL PURCHASED OPTIONS (Cost $4,446,453)			4,693,152

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$27,579		27,579
TOTAL SHORT-TERM INVESTMENTS (Cost $27,579)			27,579

Total Investments (Cost $4,474,032) — 107.8%			4,720,731
Liabilities in Excess of Other Assets — (7.8)%			(341,534)
TOTAL NET ASSETS — 100.0%			$4,379,197

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	The rate shown is as of April 30, 2021.

SCHEDULES OF OPTIONS WRITTEN — (7.8%) (a)

Description	Contracts	Notional Amount	Value
Call Options Written — (6.5%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $412.23	112	$(4,673,760)	$(286,169)
			(286,169)
Put Options Written — (1.3%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $312.15	112	(4,673,760)	(57,150)
Total Options Written (Premiums Received $290,148)			(57,150)
			$(343,319)

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (December) ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 104.5% (a)(b)

CALL OPTIONS — 101.2%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $5.58	42	$1,752,660	$1,709,776
			1,709,776
PUT OPTIONS — 3.3%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $220.34	42	1,752,660	4,941
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $367.24	42	1,752,660	50,001
			54,942
TOTAL PURCHASED OPTIONS (Cost $1,662,904)			1,764,718

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.003% (b)	$9,028		9,028
TOTAL SHORT-TERM INVESTMENTS (Cost $9,028)			9,028

Total Investments (Cost $1,671,932) — 105.0%			1,773,746
Liabilities in Excess of Other Assets — (5.0)%			(84,391)
TOTAL NET ASSETS — 100.0%			$1,689,355

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	The rate shown is as of April 30, 2021.

SCHEDULES OF OPTIONS WRITTEN — (5.1%) (a)

Description	Contracts	Notional Amount	Value
Call Options Written — (3.2%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $435.25	42	$(1,752,660)	$(54,226)
			(54,226)
Put Options Written — (1.9%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $293.79	84	(3,505,320)	(31,971)
Total Options Written (Premiums Received $118,090)			(31,971)
			$(86,197)

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.3%
Pacer Swan SOS Conservative (April) ETF	20,418	$429,055
Pacer Swan SOS Conservative (December) ETF	32,995	713,451
Pacer Swan SOS Flex (April) ETF	35,256	750,812
Pacer Swan SOS Flex (December) ETF	48,546	1,093,630
Pacer Swan SOS Moderate (April) ETF	71,284	1,501,291
Pacer Swan SOS Moderate (December) ETF	112,468	2,465,883
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $6,770,636)		6,954,122

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%

Money Market Deposit Accounts — 0.7%
U.S. Bank Money Market Deposit Account, 0.003% (a)	$48,675	48,675
TOTAL SHORT-TERM INVESTMENTS (Cost $48,675)		48,675

Total Investments (Cost $6,819,311) — 100.0%		7,002,797
Liabilities in Excess of Other Assets — 0.0% (b)		(753)
TOTAL NET ASSETS — 100.0%		$7,002,044

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of April 30, 2021.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Shares	Notional Amount	Value
PURCHASED OPTIONS — 105.0% (a)(b)

CALL OPTIONS — 100.4%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $5.94	39	$1,627,470	$1,580,599
			1,580,599
PUT OPTIONS — 4.6%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $376.51	39	1,627,470	72,246
			72,246
TOTAL PURCHASED OPTIONS (Cost $1,614,422)			1,652,845

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%

Money Market Deposit Accounts — 0.7%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$11,578		11,578
TOTAL SHORT-TERM INVESTMENTS (Cost $11,578)			11,578

Total Investments (Cost $1,626,000) — 105.7%			1,664,423
Liabilities in Excess of Other Assets — (5.7)%			(90,113)
TOTAL NET ASSETS — 100.0%			$1,574,310

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	The rate shown is as of April 30, 2021.

SCHEDULES OF OPTIONS WRITTEN — (5.9%) (a)

Description	Contracts	Notional Amount	Value
Call Options Written — (4.8%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $432.40	39	$(1,627,470)	$(74,830)
			(74,830)
Put Options Written — (1.1%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $277.43	39	(1,627,470)	(18,478)
Total Options Written (Premiums Received $73,187)			(18,478)
			$(93,308)

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Shares	Notional Amount	Value
PURCHASED OPTIONS — 105.9% (a)(b)

CALL OPTIONS — 100.0%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $5.98	65	$2,712,450	$2,634,072
			2,634,072
PUT OPTIONS — 5.9%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $396.37	65	2,712,450	154,098
			154,098
TOTAL PURCHASED OPTIONS (Cost $2,747,892)			2,788,170

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$22,208		22,208
TOTAL SHORT-TERM INVESTMENTS (Cost $22,208)			22,208

Total Investments (Cost $2,770,100) — 106.7%			2,810,378
Liabilities in Excess of Other Assets — (6.7)%			(177,253)
TOTAL NET ASSETS — 100.0%			$2,633,125

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	The rate shown is as of April 30, 2021.

SCHEDULES OF OPTIONS WRITTEN — (6.8%) (a)

Description	Contracts	Notional Amount	Value
Call Options Written — (4.1%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $437.87	65	$(2,712,450)	$(107,767)
			(107,767)
Put Options Written — (2.7%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $336.88	65	(2,712,450)	(71,961)
Total Options Written (Premiums Received $165,133)			(71,961)
			$(179,728)

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

SCHEDULES OF INVESTMENTS
April 30, 2021 (Unaudited)

	Shares	Notional Amount	Value
PURCHASED OPTIONS — 105.3% (a)(b)

CALL OPTIONS — 98.9%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $6.02	130	$5,424,900	$5,267,627
			5,267,627
PUT OPTIONS — 6.4%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $237.80	130	5,424,900	33,553
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $396.33	130	5,424,900	308,046
			341,599
TOTAL PURCHASED OPTIONS (Cost $5,562,130)			5,609,226

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$42,040		42,040
TOTAL SHORT-TERM INVESTMENTS (Cost $42,040)			42,040

Total Investments (Cost $5,604,170) — 106.1%			5,651,266
Liabilities in Excess of Other Assets — (6.1)%			(322,565)
TOTAL NET ASSETS — 100.0%			$5,328,701

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	The rate shown is as of April 30, 2021.

SCHEDULES OF OPTIONS WRITTEN — (6.2%) (a)

Description	Contracts	Notional Amount	Value
Call Options Written — (2.1%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $459.90	130	$(5,424,900)	$(110,737)
			(110,737)
Put Options Written — (4.1%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $317.06	260	(10,849,800)	(218,878)
Total Options Written (Premiums Received $333,368)			(218,878)
			$(329,615)

(a)	Exchange-Traded.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2021 (Unaudited)

	Pacer American Energy Independence ETF	Pacer Salt High truBetaTM US Market ETF	Pacer Salt Low truBetaTM US Market ETF	Pacer Swan SOS Conservative (December) ETF	Pacer Swan SOS Moderate (December) ETF
ASSETS
Investments in Securities, at Value*	$22,075,800	$15,207,020	$7,587,028	$2,343,207	$4,720,731
Foreign Currency at Value*	1,847	—	—	—	—
Interest and Dividends Receivable	135,103	5,554	8,265	—	—
Deposits with Broker for Options	—	—	—	3,280	4,339
Securities Lending Income Receivable	31	132	30	—	—
Total Assets	22,212,781	15,212,706	7,595,323	2,346,487	4,725,070

LIABILITIES
Options Written, at Value (Premiums Received ($0, $0, $0, $131,019, $290,148)	—	—	—	186,861	343,319
Management Fees Payable	11,641	6,147	2,986	1,161	2,554
Payable for distributions to shareholders	108,000	—	—	—	—
Collateral Received for Securities Loaned	1,925,172	2,796,987	1,438,035	—	—
Total Liabilities	2,044,813	2,803,134	1,441,021	188,022	345,873

NET ASSETS	$20,167,968	$12,409,572	$6,154,302	$2,158,465	$4,379,197

NET ASSETS CONSIST OF:
Paid-in Capital	$19,844,792	$11,969,456	$5,734,859	$2,081,898	$4,193,762
Total Distributable Earnings (Accumulated Deficit)	323,176	440,116	419,443	76,567	185,435
Net Assets	$20,167,968	$12,409,572	$6,154,302	$2,158,465	$4,379,197
* Identified Cost:
Investments in Securities	$18,665,059	$14,044,389	$67,711,711	$2,206,909	$4,474,032
Foreign Currencies	1,850	—	—	—	—
^ Includes Loaned Securities with a value of	1,856,916	2,687,980	1,406,129	—	—

Net Asset Value:
Net Assets	$20,167,968	$12,409,572	$6,154,302	$2,158,465	$4,379,197
Shares Outstanding (No Par Value)	900,000	300,000	200,000	100,000	200,000
Net Asset Value, Offering and Redemption Price per Share	$22.41	$41.37	$30.77	$21.58	$21.90

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2021 (Unaudited)

	Pacer Swan SOS Flex (December) ETF	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Conservative (April) ETF	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$1,773,746	$48,675	$1,664,423	$2,810,378	$5,651,266
Investments in Affiliated Securities, at Value*	$—	$6,954,122	$—	$—	$—
Deposits with Broker for Options	2,838	—	3,765	3,241	8,238
Total Assets	1,776,584	7,002,797	1,668,188	2,813,619	5,659,504

LIABILITIES
Options Written, at Value (Premiums Received ($118,090, $0, $73,187, $165,133, $333,368)	86,197	—	93,308	179,728	329,615
Management Fees Payable	1,032	753	570	766	1,188
Total Liabilities	87,229	753	93,878	180,494	330,803

NET ASSETS	$1,689,355	$7,002,044	$1,574,310	$2,633,125	$5,328,701

NET ASSETS CONSIST OF:
Paid-in Capital	$1,559,533	$6,794,821	$1,556,578	$2,608,208	$5,279,040
Total Distributable Earnings (Accumulated Deficit)	129,822	207,223	17,732	24,917	49,661
Net Assets	$1,689,355	$7,002,044	$1,574,310	$2,633,125	$5,328,701
* Identified Cost:
Investments in Unaffiliated Securities	$1,671,932	$48,675	$1,626,000	$2,770,100	$5,604,170
Investments in Affiliated Securities	$—	$6,770,636	$—	$—	$—

Net Asset Value:
Net Assets	$1,689,355	$7,002,044	$1,574,310	$2,633,125	$5,328,701
Shares Outstanding (No Par Value)	75,000	325,000	75,000	125,000	250,000
Net Asset Value, Offering and Redemption Price per Share	$22.52	$21.54	$20.99	$21.06	$21.31

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2021 (Unaudited)

	Pacer American Energy Independence ETF	Pacer Salt High truBetaTM US Market ETF	Pacer Salt Low truBetaTM US Market ETF
INVESTMENT INCOME
Income:
Dividends*	$229,488	$47,741	$97,585
Securities Lending Income, Net	40	160	35
Interest	4	3	—
Total Investment Income	229,532	47,904	97,620

Expenses
Management fees	59,600	32,648	22,038
Total Expenses	59,600	32,648	22,038
Net Investment Income	169,932	15,256	75,582

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(288,050)	759,965	57,544
Net Realized Gain (Loss) on In-Kind Redemptions	898,520	2,260,061	387,344
Net realized Gain (Loss) on Foreign Currency	958	—	—
Total	611,428	3,020,026	444,888
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	5,787,113	636,916	612,978
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	338	—	—
Total	5,787,451	636,916	612,978
Net Realized and Unrealized Gain (Loss) on Investments	6,398,879	3,656,942	1,057,866
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,568,811	$3,672,198	$1,133,448

* Net of fees and foreign withholding tax of	$(22,261)	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2021 (Unaudited)

	Pacer Swan SOS Conservative (December) ETF (a)	Pacer Swan SOS Moderate (December) ETF (a)	Pacer Swan SOS Flex (December) ETF (a)	Pacer Swan SOS Fund of Funds ETF (b)
INVESTMENT INCOME
Income:
Interest	$—	$7	$—	$1
Total Investment Income	—	7	—	1

Expenses
Management fees	3,884	8,081	3,880	2,101
Broker interest	5	19	5	—
Total Expenses	3,889	8,100	3,885	2,101
Net Investment Income	(3,889)	(8,093)	(3,885)	(2,100)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—	—	—	—
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—	25,837
Net Realized Gain (Loss) on Options Written	—	—	—	—
Total	—	—	—	25,837
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	136,298	246,699	101,814	—
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	—	—	183,486
Change in Unrealized Appreciation (Depreciation) on Options Written	(55,842)	(53,171)	31,893	—
Total	80,456	193,528	133,707	183,486
Net Realized and Unrealized Gain (Loss) on Investments	80,456	193,528	133,707	209,323
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,567	$185,435	$129,822	$207,223

(a)	The Fund commenced operations on December 22, 2020. The information presented is for the period from December 22, 2020 to April 30, 2021.

(b)	The Fund commenced operations on December 29, 2020. The information presented is for the period from December 29, 2020 to April 30, 2021.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2021 (Unaudited)

	Pacer Swan SOS Conservative (April) ETF (c)	Pacer Swan SOS Moderate (April) ETF (c)	Pacer Swan SOS Flex (April) ETF (c)
INVESTMENT INCOME

Expenses
Management fees	570	766	1,188
Total Expenses	570	766	1,188
Net Investment Income	(570)	(766)	(1,188)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	38,423	40,277	47,096
Change in Unrealized Appreciation (Depreciation) on Options Written	(20,121)	(14,594)	3,753
Total	18,302	25,683	50,849
Net Realized and Unrealized Gain (Loss) on Investments	18,302	25,683	50,849
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,732	$24,917	$49,661

(c)	The Fund commenced operations on March 31, 2021. The information presented is for the period from March 31, 2021 to April 30, 2021.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer American Energy Independence ETF (a)
	For the Period Ended April 30, 2021 (Unaudited)	For the Period Ended October 31, 2020 (b)	For the Year Ended November 30, 2019
OPERATIONS
Net Investment Income	$169,932	$191,447	$181,818
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	611,428	(1,896,546)	616,147
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	5,787,451	(1,115,064)	(500,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,568,811	(2,820,163)	297,512

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(588,000)	(245,568)	(112,296)
Return of Capital	—	(709,985)	(626,154)
Total Distributions to Shareholders	(588,000)	(955,553)	(738,450)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,121,720	9,066,280	17,042,250
Payments for Shares Redeemed	(2,900,605)	(4,221,315)	(14,988,310)
Transaction Fees (see Note 1)	—	—	147
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	2,221,115	4,844,965	2,054,087
Net Increase (Decrease) in Net Assets	$8,201,926	$1,069,249	$1,613,149

NET ASSETS
Beginning of Period	$11,966,042	$10,896,793	$9,283,644
End of Period	$20,167,968	$11,966,042	$10,896,793

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 to the Financial Statements.

(b)	For the period ended December 1, 2019 to October 31, 2020.

(c)	A summary of capital share transactions is as follows:

	Shares	Shares (d)	Shares (d)
Subscriptions	250,000	550,000	700,000
Redemptions	(150,000)	(250,000)	(600,000)
Net Increase (Decrease)	100,000	300,000	100,000

(d)	Shares of Predecessor Fund converted into Fund Shares at the close of business on December 13, 2019. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Salt High truBetaTM US Market ETF (a)
	For the Period Ended April 30, 2021 (Unaudited)	For the Period Ended October 31, 2020 (b)	For the Year Ended December 31, 2019
OPERATIONS
Net Investment Income (Loss)	$15,256	$169,489	$155,088
Net Realized Gain (Loss) on Investments	3,020,026	792,296	1,995,803
Change in Unrealized Appreciation (Depreciation) of Investments	636,916	(552,103)	1,458,045
Net Increase (Decrease) in Net Assets Resulting from Operations	3,672,198	409,682	3,608,936

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(185,907)	—	(155,507)
Total Distributions to Shareholders	(185,907)	—	(155,507)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	10,794,045	4,923,967	11,643,208
Payments for Shares Redeemed	(9,876,827)	(12,790,613)	(7,909,050)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	917,218	(7,866,646)	3,734,158
Net Increase (Decrease) in Net Assets	$4,403,509	$(7,456,964)	$7,187,587

NET ASSETS
Beginning of Period/Year	$8,006,063	$15,463,027	$8,275,440
End of Period/Year	$12,409,572	$8,006,063	$15,463,027

(a)	Shares of the Predecessor SLT Fund and the Predecessor LSLT Fund each converted Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

(b)	For the period ended January 1, 2020 to October 31, 2020.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares (d)	Shares (d)
Subscriptions	275,000	200,000	450,000
Redemptions	(250,000)	(475,000)	(300,000)
Net Increase (Decrease)	25,000	(275,000)	150,000

(d)	Shares of each Predecessor Fund converted into separate Fund Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Salt Low truBetaTM US Market ETF (a)
	For the Period Ended April 30, 2021 (Unaudited)	For the Period Ended October 31, 2020 (b)	For the Period Ended December 31, 2019 (c)
OPERATIONS
Net Investment Income (Loss)	$75,582	$184,347	$136,318
Net Realized Gain (Loss) on Investments	444,888	(451,039)	21,452
Change in Unrealized Appreciation (Depreciation) of Investments	612,978	(460,175)	663,054
Net Increase (Decrease) in Net Assets Resulting from Operations	1,133,448	(726,867)	820,824

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(93,206)	(179,737)	(138,282)
Total Distributions to Shareholders	(93,206)	(179,737)	(138,282)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	2,801,520	8,610,788
Payments for Shares Redeemed	(2,862,033)	(3,212,153)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (d)	(2,862,033)	(410,633)	8,610,788
Net Increase (Decrease) in Net Assets	$(1,821,791)	$(1,317,237)	$9,293,330

NET ASSETS
Beginning of Period/Year	$7,976,093	$9,293,330	$—
End of Period/Year	$6,154,302	$7,976,093	$9,293,330

(a)	Shares of the Predecessor SLT Fund and the Predecessor LSLT Fund each converted Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

(b)	For the period ended January 1, 2020 to October 31, 2020.

(c)

The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019. Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019.

(d)	Summary of capital share transactions is as follows:

	Shares	Shares (e)	Shares (c)
Subscriptions	—	100,000	325,000
Redemptions	(100,000)	(125,000)	—
Net Increase (Decrease)	(100,000)	(25,000)	325,000

(e)	Shares of each Predecessor Fund converted into separate Fund Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (December) ETF	Pacer Swan SOS Moderate (December) ETF	Pacer Swan SOS Flex (December) ETF
	For the Period Ended April 30, 2021 (Unaudited) (a)	For the Period Ended April 30, 2021 (Unaudited) (a)	For the Period Ended April 30, 2021 (Unaudited) (a)
OPERATIONS
Net Investment Income (Loss)	$(3,889)	$(8,093)	$(3,885)
Change in Unrealized Appreciation (Depreciation) of Investments	80,456	193,528	133,707
Net Increase (Decrease) in Net Assets Resulting from Operations	76,567	185,435	129,822

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,081,690	4,193,343	1,559,378
Transaction Fees (See Note 1)	208	419	155
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	2,081,898	4,193,762	1,559,533
Net Increase (Decrease) in Net Assets	$2,158,465	$4,379,197	$1,689,355

NET ASSETS
Beginning of Period	$—	$—	$—
End of Period	$2,158,465	$4,379,197	$1,689,355

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to April 30, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	100,000	200,000	75,000
Net Increase (Decrease)	100,000	200,000	75,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

Pacer Swan SOS Fund of Funds ETF
For the Period Ended April 30, 2021 (Unaudited) (a)
OPERATIONS
Net Investment Income (Loss)	$(2,100)
Net Realized Gain (Loss) on investments	25,837
Change in Unrealized Appreciation (Depreciation) of Investments	183,486
Net Increase (Decrease) in Net Assets Resulting from Operations	207,223

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	7,825,018
Payments for Shares Redeemed	(1,038,595)
Transaction Fees (See Note 1)	8,398
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	6,794,821
Net Increase (Decrease) in Net Assets	$7,002,044

NET ASSETS
Beginning of Period	$—
End of Period	$7,002,044

(a)	Fund commenced operations on December 29, 2021. The information presented is from December 29, 2020 to April 30, 2021.

(b)	Summary of capital share transactions is as follows:

Shares
Subscriptions	325,000
Net Increase (Decrease)	325,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (April) ETF	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF
	For the Period Ended April 30, 2021 (Unaudited) (a)	For the Period Ended April 30, 2021 (Unaudited) (a)	For the Period Ended April 30, 2021 (Unaudited) (a)
OPERATIONS
Net Investment Income (Loss)	$(570)	$(766)	$(1,188)
Change in Unrealized Appreciation (Depreciation) of Investments	18,302	25,683	50,849
Net Increase (Decrease) in Net Assets Resulting from Operations	17,732	24,917	49,661

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,556,423	2,607,948	5,278,513
Transaction Fees (See Note 1)	155	260	527
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,556,578	2,608,208	5,279,040
Net Increase (Decrease) in Net Assets	$1,574,310	$2,633,125	$5,328,701

NET ASSETS
Beginning of Period	$—	$—	$—
End of Period	$1,574,310	$2,633,125	$5,328,701

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to April 30, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	75,000	125,000	250,000
Net Increase (Decrease)	75,000	125,000	250,000

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended April 30, 2021 (Unaudited)		For the Period Ended October 31, 2020(a)		For the Year Ended November 30, 2019	For the Period Ended November 30, 2018(b)
Net Asset Value, Beginning of Period	$14.96		$21.79		$23.21	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (c)	0.21		0.28		0.37	0.55
Net Realized and Unrealized Gain (Loss) on Investments (d)	7.96		(5.55)		(0.34)	(1.51)
Total from Investment Operations	8.17		(5.27)		0.03	(0.96)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.72)		(0.52)		(0.22)	(0.50)
Return of Capital	—		(1.04)		(1.23)	(0.33)
Total Distributions	(0.72)		(1.56)		(1.45)	(0.83)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—		—		0.00 (e)	—

Net Asset Value, End of Period	$22.41		$14.96		$21.79	$23.21
Total return	55.31	%(f)	-24.76	%(f)	-0.13%	-4.06	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$20,168		$11,966		$10,897	$9,284

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(g)	0.75	%(g)	0.75%	0.75	%(g)
Net Investment Income (Loss) to Average Net Assets	2.13	%(g)	1.81	%(g)	1.58%	2.25	%(g)
Portfolio Turnover Rate (h)	13	%(f)	41	%(f)	26%	61	%(f)

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 1, 2019 to October 31, 2020.
(b)	Commencement of operations on December 12, 2017.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(e)	Represents less than $0.005.
(f)	Not annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited)		For the Period Ended October 31, 2020(a)		For the Year Ended December 31, 2019		For the Period Ended December 31, 2018(b)
Net Asset Value, Beginning of Period	$29.11		$28.11		$20.69		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (c)	0.05		0.37		0.32		0.14
Net Realized and Unrealized Gain (Loss) on Investments (g)	12.88		0.63		7.40		(4.32)
Total from Investment Operations	12.93		1.00		7.72		(4.18)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.67)		—		(0.30)		(0.07)
Realized Gains	—		—		—		(0.06)
Total Distributions	(0.67)		—		(0.30)		(0.13)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—		—		—		(0.00	)(h)

Net Asset Value, End of Period	$41.37		$29.11		$28.11		$20.69
Total Return	44.72	%(d)	3.55%		37.32%		-16.76	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$12,410		$8,006		$15,463		$8,275

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)	0.31	%(e)	0.30	%(i)	0.50	%(e)
Net Investment Income (Loss) to Average Net Assets	0.28	%(e)	1.79	%(e)	1.28%		0.97	%(e)
Portfolio Turnover Rate (f)	128	%(d)	157	%(d)	202%		145	%(d)

(a)	Shares of the Predecessor SLT Fund converted Shares at the close of business on October 2, 2020. See Note 1 in the Financial Statements. For the period ended January 1, 2020 to October 31, 2020.
(b)	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(h)	Represents less than $0.005.
(i)	Effective January 14, 2019, the Predessor SLT Fund’s adviser reduced its management fee from 0.50% to 0.29%. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Salt Low truBetaTM US Market ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited)		For the Period Ended October 31, 2020(a)		For the Period Ended December 31, 2019(b)
Net Asset Value, Beginning of Period	$26.59		$28.59		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (c)	0.29		0.53		0.62
Net Realized and Unrealized Gain (Loss) on Investments (g)	4.29		(2.01)		3.40
Total from Investment Operations	4.58		(1.48)		4.02

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.40)		(0.45)		(0.43)
Realized Gains	—		(0.07)		—
Total Distributions	(0.40)		(0.52)		(0.43)

Net Asset Value, End of Period	$30.77		$26.59		$28.59
Total Return	17.37	%(d)	-5.04	%(d)	16.09	%(d)(i)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,154		$7,976		$9,293

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets before Fees Waived	0.60	%(e)	0.31	%(e)	0.29	%(e)
Expenses to Average Net Assets after Fees Waived	0.60	%(e)	0.13	%(e)	0.03	%(h)(e)
Net Investment Income (Loss) to Average Net Assets before Fees Waived	2.06	%(e)	2.21	%(e)	2.54	%(e)
Net Investment Income (Loss) to Average Net Assets after Fees Waived	2.06	%(e)	2.39	%(e)	2.79	%(e)
Portfolio Turnover Rate (f)	8	%(d)	39	%(d)	31	%(d)

(a)	Shares of the Predecessor LSLT Fund converted Shares at the close of business on October 2, 2020. See Note 1 in the Financial Statements. For the period ended January 1, 2020 to October 31, 2020.
(b)

The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019. Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019.

(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(h)	Effective May 13, 2019, the Predecessor Fund’s adviser agreed to waive the Fund’s full unitary management fee of 0.29% on the first $100 million in net assets. See Note 3 to the Financial Statements.
(i)	Net increase from contributions contributed 0.04% to this return. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (December) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited) (a)
Net Asset Value, Beginning of Year/Period	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.08
Total from Investment Operations	1.02

Net Asset Value, End of Period	$21.58
Total Return	4.98	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,158

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0.00	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (December) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited) (a)
Net Asset Value, Beginning of Year/Period	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.40
Total from Investment Operations	1.34

Net Asset Value, End of Period	$21.90
Total Return	6.50	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,379

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0.00	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (December) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited) (a)
Net Asset Value, Beginning of Year/Period	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.02
Total from Investment Operations	1.96

Net Asset Value, End of Period	$22.52
Total Return	9.56	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0.00	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited) (a)
Net Asset Value, Beginning of Year/Period	$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.29
Total from Investment Operations	1.28

Net Asset Value, End of Period	$21.54
Total Return	6.34	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$7,002

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.18	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.18	%(e)
Portfolio Turnover Rate (d)	0.00	%(f)

(a)	Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited) (a)
Net Asset Value, Beginning of Year/Period	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.39
Total from Investment Operations	0.38

Net Asset Value, End of Period	$20.99
Total Return	1.85	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,574

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0.00	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited) (a)
Net Asset Value, Beginning of Year/Period	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.46
Total from Investment Operations	0.45

Net Asset Value, End of Period	$21.06
Total Return	2.21	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,633

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0.00	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2021 (Unaudited) (a)
Net Asset Value, Beginning of Year/Period	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.71
Total from Investment Operations	0.70

Net Asset Value, End of Period	$21.31
Total Return	3.42	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$5,329

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0.00	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. All Funds in the Trust, except USAI, SLT, LSLT, PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, and PSFM’s fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”);

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy ETF	USAI	December 12, 2017	NYSE	$250
Pacer Salt High truBetaTM US Market ETF	SLT	May 15, 2018	Cboe	250
Pacer Salt Low truBetaTM US Market ETF	LSLT	March 12, 2019	Cboe	250
Pacer Swan SOS Conservative (December) ETF	PSCX	December 22, 2020	Cboe	250
Pacer Swan SOS Moderate (December) ETF	PSMD	December 22, 2020	Cboe	250
Pacer Swan SOS Flex (December) ETF	PSFD	December 22, 2020	Cboe	250
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	250
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	250
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	250
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	250

The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
SLT	Pacer Salt High truBetaTM US Market Index
LSLT	Pacer Salt Low truBetaTM US Market Index

The investment objective of the following Funds is to seek

Ticker	Objective
PSCX

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.92% (before fees and expenses of the Fund) and 9.17% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December 22, 2020 to December 17, 2021.

PSMD

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.25% (before fees and expenses of the Fund) and 11.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from December 22, 2020 to December 17, 2021.

PSFD

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 18.52% (before fees and expenses of the Fund) and 17.17% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December 22, 2020 to December 17, 2021.

PSFF	capital appreciation with downside protection.
PSCW

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.

PSMR

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.

PSFM

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

USAI is the successor in interest to American Energy Independence ETF (the “USAI Predecessor Fund”) having the same investment objective that was included as a series of another investment company, ETF Series Solutions that was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC. On December 10, 2019, the shareholders of the USAI Predecessor Fund approved the reorganization of the USAI Predecessor Fund with and into USAI and effective as of the close of business on December 13, 2019, the assets and liabilities of the USAI Predecessor Fund were transferred to USAI in exchange for shares of USAI. For financial reporting purposes, assets received and shares issued by USAI were recorded at fair value; however, the cost basis of the investments received from the USAI Predecessor Fund was carried forward to align ongoing reporting of USAI’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by USAI in connection with the reorganization were paid by the Pacer Advisors, Inc. (the “Adviser”). The fiscal year end of the USAI Predecessor Fund was November 30. Operations prior to December 16, 2019 were for the USAI Predecessor Fund. The net assets were $11,300,062, including ($873,236) of net unrealized depreciation, ($556,632) of undistributed (accumulated) net investment income, and $479,349 of undistributed (accumulated) net realized gain and shares outstanding were 500,000, all of which were transferred into the Trust at NAV at the close of business on December 13, 2019.

SLT is the successor in interest to Salt High truBetaTM US Market ETF (the “SLT Predecessor Fund”) having the same investment objective that was included as a series of another investment company, ETF Series Solutions that was advised by Salt Financial LLC and sub-advised by Penserra Capital Management LLC. On September 29, 2020, the shareholders of the SLT Predecessor Fund approved the reorganization of the SLT Predecessor Fund with and into SLT, and effective as of the close of business on October 2, 2020, the assets and liabilities of the SLT Predecessor Fund were transferred to SLT in exchange for shares of SLT. For financial reporting purposes, assets received and shares issued bySLT were recorded at fair value; however, the cost basis of the investments received from the SLT Predecessor Fund was carried forward to align ongoing reporting of SLT’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by SLT in connection with the reorganization were paid by the Pacer Advisors, Inc. (the “Adviser”). The fiscal year end of the SLT Predecessor Fund was December 31. Operations prior to October 5, 2020 were for the SLT Predecessor Fund. The net assets were $8,245,397, including $768,257 of net unrealized appreciation, ($425) of undistributed (accumulated) net investment income, and ($1,203,643) of undistributed (accumulated) net realized loss and shares outstanding were 275,000, all of which were transferred into the Trust at NAV at the close of business on October 2, 2020.

LSLT is the successor in interest to Salt Low truBetaTM US Market ETF (the “LSLT Predecessor Fund”) having the same investment objective that was included as a series of another investment company, ETF Series Solutions that was advised by Salt Financial LLC and sub-advised by Penserra Capital Management LLC. On September 29, 2020, the shareholders of the LSLT Predecessor Fund approved the reorganization of the LSLT Predecessor Fund with and into LSLT, and effective as of the close of business on October 2, 2020, the assets and liabilities of the LSLT Predecessor Fund were transferred to LSLT in exchange for shares of LSLT. For financial reporting purposes, assets received and shares issued by LSLT were recorded at fair value; however, the cost basis of the investments received from the LSLT Predecessor Fund was carried forward to align ongoing reporting of LSLT’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by LSLT in connection with the reorganization were paid by the Pacer Advisors, Inc. (the “Adviser”). The fiscal year end of the LSLT Predecessor Fund was December 31. Operations prior to October 5, 2020 were for the LSLT Predecessor Fund. The net assets were $8,269,463, including $497,549 of net unrealized appreciation, $9,209 of undistributed (accumulated) net investment income, and $14,478 of undistributed (accumulated) net realized gain and shares outstanding were 300,000, all of which were transferred into the Trust at NAV at the close of business on October 2, 2020.

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.The Funds currently offer one class of Shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $250 for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In regards to USAI, SLT and LSLT, a variable fee, payable to a Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

percentage of the value of the Creation Units subject to the transaction. In regards to PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, and PSFM, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. For orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by PSCX, PSMD, PSFD, PSFF, PSCW, PSMR and PSFM. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:

USAI
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$15,105,572	$—	$—	$—	$15,105,572
Master Limited Partnerships and Related Companies	4,911,483	—	—	—	4,911,483
Short-Term Investments	133,573	—	—	—	133,573
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,925,172	1,925,172
Total Investments in Securities	$20,150,628	$—	$—	$1,925,172	$22,075,800

^ See Schedule of Investments for industry breakouts.

SLT
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$12,126,311	$—	$—	$—	$12,126,311
Real Estate Investment Trusts	256,594	—	—	—	256,594
Short-Term Investments	27,128	—	—	—	27,128
Investments Purchased with Proceeds from Securities Lending	—	—	—	2,796,987	2,796,987
Total Investments in Securities	$12,410,032	$—	$—	$2,796,987	$15,207,020

^ See Schedule of Investments for industry breakouts.

LSLT
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$5,560,947	$—	$—	$—	$5,560,947
Real Estate Investment Trusts	570,803	—	—	—	570,803
Short-Term Investments	17,243	—	—	—	17,243
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,438,035	1,438,035
Total Investments in Securities	$6,148,993	$—	$—	$1,438,035	$7,587,028

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

PSCX
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$2,330,690	$—	$—	$2,330,690
Short-Term Investments	12,517	—	—	—	12,517
Total Investments in Securities	$12,517	$2,330,690	$—	$—	$2,343,207

Liabilities
Options Written	$—	$186,861	$—	$—	$186,861
Total Investments in Securities	$—	$186,861	$—	$—	$186,861

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$4,693,152	$—	$—	$4,693,152
Short-Term Investments	27,579	—	—	—	27,579
Total Investments in Securities	$27,579	$4,693,152	$—	$—	$4,720,731

Liabilities
Options Written	$—	$343,319	$—	$—	$343,319
Total Investments in Securities	$—	$343,319	$—	$—	$343,319

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$1,764,718	$—	$—	$1,764,718
Short-Term Investments	9,028	—	—	—	9,028
Total Investments in Securities	$9,028	$1,764,718	$—	$—	$1,773,746

Liabilities
Options Written	$—	$86,197	$—	$—	$86,197
Total Investments in Securities	$—	$86,197	$—	$—	$86,197

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFF
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Affiliated Exchange Traded Funds	$6,954,122	$—	$—	$—	$6,954,122
Short-Term Investments	48,675	—	—	—	48,675
Total Investments in Securities	$7,002,797	$—	$—	$—	$7,002,797

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

PSCW
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$1,652,845	$—	$—	$1,652,845
Short-Term Investments	11,578	—	—	—	11,578
Total Investments in Securities	$11,578	$1,652,845	$—	$—	$1,664,423

Liabilities
Options Written	$—	$93,308	$—	$—	$93,308
Total Investments in Securities	$—	$93,308	$—	$—	$93,308

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMR
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$2,788,170	$—	$—	$2,788,170
Short-Term Investments	22,208	—	—	—	22,208
Total Investments in Securities	$22,208	$2,788,170	$—	$—	$2,810,378

Liabilities
Options Written	$—	$179,728	$—	$—	$179,728
Total Investments in Securities	$—	$179,728	$—	$—	$179,728

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFM
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$5,609,226	$—	$—	$5,609,226
Short-Term Investments	42,040	—	—	—	42,040
Total Investments in Securities	$42,040	$5,609,226	$—	$—	$5,651,266

Liabilities
Options Written	$—	$329,615	$—	$—	$329,615
Total Investments in Securities	$—	$329,615	$—	$—	$329,615

^ See the Schedules of Investments for further disaggregation of investment categories.

OPTIONS CONTRACTS

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

PSCX, PSMD, PSFD, PSCW, PSMR, and PSFM’s portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

securities exchanges that are guaranteed for settlement by the Options Clearing Corporation(“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2021, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
PSCX	$2,330,690	$186,861
PSMD	4,693,152	343,319
PSFD	1,764,718	86,197
PSCW	1,652,845	93,308
PSMR	2,788,170	179,728
PSFM	5,609,226	329,615

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

There was no effect of derivative instruments on the Statements of Operations for the period ended April 30, 2021.

The average volume of derivative activity during the period ended April 30, 2021, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
	Investments	Options written
PSCX	$136,298	$(55,842)
PSMD	246,699	(53,171)
PSFD	101,814	31,893
PSCW	38,423	(20,121)
PSMR	40,277	(14,594)
PSFM	47,096	3,753

During the period ended April 30, 2021, the Funds did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended April 30, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended April 30, 2021, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in each of the Fund’s 2020 tax returns. During the period ended April 30, 2021, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in REITs and MLPs may be characterized as ordinary income net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the USAI Fund is declared and paid on a monthly basis and distributions to shareholders from net investment income for SLT, LSLT, PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, and PSFM are declared and paid at least annually. Distributions from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE or Cboe are is closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
USAI	$(168,965)	$168,965
SLT	(3,870,557)	3,870,557
LSLT	(396,737)	396,737

During the fiscal period ended October 31, 2020, the Fund realized the following in net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from net realized losses to paid-in capital.

USAI	$1,208,719
SLT	4,019,141
LSLT	400,084

PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, and PSFM commenced operations after October 31, 2020.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on the Fund’s average daily net assets:

Ticker	Adviser Fee
USAI	0.75%
SLT	0.60%
LSLT	0.60%
PSCX	0.75%
PSMD	0.75%
PSFD	0.75%
PSFF	0.18%
PSCW	0.75%
PSMR	0.75%
PSFM	0.75%

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended April 30, 2021.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2021, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended April 30, 2021, the Funds (excluding PSCX, PSMD, PSFD, PSFF, PSCW, PSMR and PSFM) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2021.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$1,925,172
SLT	2,796,987
LSLT	1,438,035

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2021:

Liabilities

				Gross Amounts Net Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$1,925,172	$—	$1,925,172	$1,925,172	$—	$—
SLT
Securities Lending	2,796,987	—	2,796,987	2,796,987	—	—
LSLT
Securities Lending	1,438,035	—	1,438,035	1,438,035	—	—

NOTE 8 – INVESTMENT TRANSACTIONS

For the period ended April 30, 2021, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$2,064,970	$2,154,810
SLT	13,603,598	13,555,899
LSLT	602,719	633,834
PSCX	2,325,412	—
PSMD	4,736,601	—
PSFD	1,780,993	—
PSFF	3,203,210	—
PSCW	1,687,608	—
PSMR	2,913,026	—
PSFM	5,895,498	—

For the period ended April 30, 2021, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$5,100,314	$2,883,649
SLT	10,688,818	9,830,452
LSLT	—	2,837,400
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	4,570,668	1,029,079
PSCW	—	—
PSMR	—	—
PSFM	—	—

For the period ended April 30, 2021, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES

PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s Sub-Adviser. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash or short-term U.S. Treasury securities or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.

PSFF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance November 1, 2020	Purchases	Sales	Balance April 30, 2021
PSCX	—	41,243	(8,248)	32,995
PSMD	—	140,596	(28,128)	112,468
PSFD	—	60,680	(12,134)	48,546
PSCW	—	20,418	—	20,418
PSMR	—	71,284	—	71,284
PSFM	—	35,256	—	35,256

	Period Ended April 30, 2021
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCX	$713,451	$—	$3,154	$22,408
PSMD	2,465,883	—	13,633	99,709
PSFD	1,093,630	—	9,050	64,031
PSCW	429,055	—	—	(1,765)
PSMR	1,501,291	—	—	(913)
PSFM	750,812	—	—	16
Total	$6,954,122	$—	$25,837	$183,486

NOTE 10 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2020, were as follows:

	USAI	SLT	LSLT
Tax cost of investments	$15,279,221	$7,502,843	$7,834,352
Gross tax unrealized appreciation	621,723	824,072	640,975
Gross tax unrealized depreciation	(4,009,303)	(319,223)	(507,284)
Net tax unrealized appreciation (depreciation)	(3,387,580)	504,849	133,691
Undistributed ordinary income	—	169,488	27,628
Undistributed long-term gain	—	—	—
Total distributable earnings	—	169,488	27,628
Other accumulated (loss)	(2,270,055)	(3,720,512)	(782,118)
Total accumulated gain (loss)	$(5,657,635)	$(3,046,175)	$(620,799)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At October 31, 2020, the Funds, on a tax basis, did not defer any post-October or late year ordinary losses.

At October 31, 2020, the Fund had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$(1,290,365)	$(979,561)	Indefinite
SLT	(3,155,635)	(564,877)	Indefinite
LSLT	(598,874)	(183,244)	Indefinite

PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, and PSFM commenced operations after October 31, 2020.

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2020, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$245,568	$—	$709,985
SLT	—	—	—
LSLT	173,605	6,132	—

The tax character of distributions paid by USAI during the fiscal period ended November 30, 2019, was as follows:

Ordinary Income	Return of Capital
$112,296	$626,154

The tax character of distributions paid by SLT & LSLT during the fiscal period ended December 31, 2019, was as follows:

Ordinary Income
SLT	$155,507
LSLT	$138,282

PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, and PSFM commenced operations after October 31, 2020.

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

NOTE 13 – SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:

On June 18, 2021, the following Funds declared distributions from ordinary income to shareholders of record as of June 22, 2021, Payable June 25, 2021, as follows:

	Ordinary Income	Per Share Amount
SLT	$172,868	$0.62861091
LSLT	37,001	0.12333668

On June 28, 2021, the following Fund declared distributions from ordinary income to shareholders of record as of June 30, 2021, Payable July 1, 2021, as follows:

	Ordinary Income	Per Share Amount
USAI	$120,000	$0.12000000

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of each Fund’s investments, impair each Fund’s ability to satisfy redemption requests, and negatively impact each Fund’s performance.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended October 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income was as follows:

USAI	100.00%
SLT	0.00%
LSLT	88.18%

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal period ended October 31, 2020 was as follows:

USAI	100.00%
SLT	0.00%
LSLT	87.40%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

USAI	0.00%
SLT	0.00%
LSLT	9.39%

PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, and PSFM commenced operations after October 31, 2020.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.PacerETFs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUND

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on December 21, 2020 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) and the proposed approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Swan Capital Management, LLC (the “Sub-Advisor”) relating to Pacer Swan SOS Conservative (December) ETF, Pacer Swan SOS Conservative (April) ETF, Pacer Swan SOS Conservative (July) ETF, Pacer Swan SOS Conservative (October) ETF, Pacer Swan SOS Moderate (December) ETF,

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Pacer Swan SOS Moderate (April) ETF, Pacer Swan SOS Moderate (July) ETF, Pacer Swan SOS Moderate (October) ETF, Pacer Swan SOS Flex (December) ETF, Pacer Swan SOS Flex (April) ETF, Pacer Swan SOS Flex (July) ETF, Pacer Swan SOS Flex (October) ETF, and Pacer Swan SOS Fund of Funds ETF. Additionally, the Board, including the Independent Trustees, held a meeting on March 30, 2021 for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the Investment Advisory Agreement relating to Pacer American Energy Independence ETF. Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds”. Each of the aforementioned meetings is referred to as a “Meeting” and, together, as the “Meetings”.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meetings, respectively, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisor, as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meetings, respectively, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds. At the Meetings, respectively, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement; (2) the Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement; (3) the Advisor’s and Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor is prepared to provide to each Fund under consideration; (5) the advisory fee payable by each such Fund to the Advisor for its services and the sub-advisory fee payable to the Sub-Advisor by the Advisor under its respective Sub-Advisory Agreement; (6) certain comparative information regarding each such Fund’s expenses and performance relative to the expenses and performance of other funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisor. Representatives from the Advisor and the Sub-Advisor presented additional information and participated in question and answer sessions at the Meetings to help the Board evaluate the Advisor’s and the Sub-Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreement.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meetings, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Adviser, including the performance of the Advisor and Sub-Advisor with respect to each relevant Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to the Funds; (iii) the fee paid to the Sub-Advisor by the Advisor; and (iv) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and proposed investment strategy, and each of the Advisor’s and Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that the Sub-Advisor would have assets allocated to it by the Advisor and considered the proposed Sub-Advisor’s ability to ensure compliance with each Fund’s strategies, policies, and limitations. The Trustees also considered the successful performance of the Sub-Advisor in managing investment products with investment strategies similar to the investment strategy of each Fund. In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such relates to the operation of each Fund. Finally, the Board considered the selection and due diligence process employed by the Advisor in proposing the Sub-Advisor to each Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities.

Based on its review, the Board determined that each of the Advisor and the Sub-Advisor is capable of providing all necessary advisory and sub-advisory services required by each relevant Fund, as indicated by the Advisor’s and Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to comparable funds managed by other investment advisers (each a “Peer Group”) and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as each Fund. The Board also considered other services provided to the Funds

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor and the Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of each Fund with the expense ratios of the ETFs and other funds in each Fund’s Peer Group. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of Sub-Advisory Advisory Services to be Provided to the Funds. The Board noted that the sub-advisory fees paid to the Sub-Advisor would be paid by the Advisor and would not be additional fees to be borne by each Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to the Sub-Advisor, the Board evaluated the compensation and benefits proposed or likely to be received by the Sub-Advisor from the Advisor relating to each Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Funds may grow in the future.

Based on its deliberations and its evaluation of the information described above, at the Meetings, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to each Fund is fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to each Fund for a term of two years; and (f) agreed to approve the Sub-Advisory Agreement as to each Fund for a term of two years. In its deliberations at the Meetings, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335.The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)	35	Director, First Cornerstone Bank (2000-2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	35	None
Jonathan H. Newman, Sr. Born: 1962	Trustee	Indefinite Term; since 2015	CEO and Chairman, Newman Wine & Spirits (since 2007)	35	None
Dennis J. Ryan Born: 1947	Trustee	Indefinite Term; since 2017	Principal/Owner, Brendan Abstract Company, Inc. (title insurance) (since 1999)	35	None
Officers who are not Trustees:
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)	N/A	None
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005), Vice President, Pacer Financial, Inc. (since 2004)	N/A	None
Perpetua Seidenberg Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2018	Compliance Director, Vigilant Compliance, LLC (an investment management services company) (since 2014); Auditor, PricewaterhouseCoopers (2012-2014)	N/A	None

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor inaccordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

(This Page Intentionally Left Blank.)

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Index Provider SL Advisors, LLC 220 Lenox Avenue, Suite 303 Westfield, New Jersey 07090 Salt Financial Indices LLC 20 West 22nd Street, Suite 511 New York, New York 10010
Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Custodian U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, WI 53212

Sub Adviser Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

1

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) ) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	6/29/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	6/29/21

By (Signature and Title)	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date	6/29/21

*	Print the name and title of each signing officer under his or her signature.

3